Joint Ventures (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Investments accounted for using equity method		$ 85,993	$ 109,435	$ 111,549
Sichuan SQM Migao Chemical Fertilizers Co Ltd [Member]
Statement [Line Items]
Investments accounted for using equity method	[1],[2]	9,028	1,992	1,992
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	[1]	(280)	(632)	(650)
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax	[1]	0	0	0
Share of total comprehensive income of associates and joint ventures accounted for using equity method	[1]	(280)	(632)	(650)
Coromandel SQM India [Member]
Statement [Line Items]
Investments accounted for using equity method	[2],[3]	0	1,568	1,729
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	[3]	0	(98)	174
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax	[3]	0	(38)	(159)
Share of total comprehensive income of associates and joint ventures accounted for using equity method	[3]	0	(136)	15
SQM Vitas Fzco. [Member]
Statement [Line Items]
Investments accounted for using equity method	[2]	9,720	9,111	20,202
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		2,010	1,797	1,781
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		(1,469)	437	(903)
Share of total comprehensive income of associates and joint ventures accounted for using equity method		541	2,234	878
SQM Star Qingdao Corp Nutrition Co., Ltd. [Member]
Statement [Line Items]
Investments accounted for using equity method	[2],[3]	0	3,464	3,168
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	[3]	83	296	188
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax	[3]	0	0	0
Share of total comprehensive income of associates and joint ventures accounted for using equity method	[3]	83	296	188
SQM Vitas Brazil Agroindustria [Member]
Statement [Line Items]
Investments accounted for using equity method	[4]	3,511	5,347	5,915
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	[4]	1,018	564	1,439
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax	[4]	(1,469)	(225)	(792)
Share of total comprehensive income of associates and joint ventures accounted for using equity method	[4]	(451)	339	647
SQM Vitas Peru S.A.C. [Member]
Statement [Line Items]
Investments accounted for using equity method	[4]	1,659	1,955	2,671
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	[4]	660	211	(275)
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax	[4]	0	661	(112)
Share of total comprehensive income of associates and joint ventures accounted for using equity method	[4]	660	872	(387)
Minera Exar S.A. [Member]
Statement [Line Items]
Investments accounted for using equity method	[2],[4]	0	0	0
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	[4]	0	0	(206)
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax	[4]	0	0	0
Share of total comprehensive income of associates and joint ventures accounted for using equity method	[4]	0	0	(206)
SQM Vitas BV [Member]
Statement [Line Items]
Investments accounted for using equity method	[2]	0	1,304	1,345
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		0	(15)	(14)
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		0	(27)	(70)
Share of total comprehensive income of associates and joint ventures accounted for using equity method		0	(42)	(84)
Joint ventures [member]
Statement [Line Items]
Investments accounted for using equity method		5,170	7,394	8,648
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		1,678	806	1,120
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		(1,469)	435	(904)
Share of total comprehensive income of associates and joint ventures accounted for using equity method		209	1,241	216
Pavoni C Spa [Member]
Statement [Line Items]
Investments accounted for using equity method	[2]	7,222	6,864	7,084
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		9	36	(39)
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		349	(255)	70
Share of total comprehensive income of associates and joint ventures accounted for using equity method		358	(219)	31
Covalent Lithium Pty Ltd [Member]
Statement [Line Items]
Investments accounted for using equity method	[2],[5]	0	40	53
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	[5]	0	0	36
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax	[5]	16	(13)	0
Share of total comprehensive income of associates and joint ventures accounted for using equity method	[5]	16	(13)	36
Arpa Speciali SRL [Member]
Statement [Line Items]
Investments accounted for using equity method	[5],[6]	0	92	62
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	[5],[6]	0	31	(44)
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax	[5],[6]	0	(1)	0
Share of total comprehensive income of associates and joint ventures accounted for using equity method	[5],[6]	0	30	(44)
Joint Venture Total [Member]
Statement [Line Items]
Investments accounted for using equity method	[2]	25,970	24,343	35,573
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		1,822	1,384	1,270
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		(1,104)	104	(1,062)
Share of total comprehensive income of associates and joint ventures accounted for using equity method		$ 718	$ 1,488	$ 208

[1]	See subsequent events in Notes 9.2 and 29.2.
[2]	These investments include adjustments for unrealized gains.
[3]	As of December 31, 2020, these investments were no longer part of the group, see note 9.2 (a).
[4]	SQM Vitas Fzco.
[5]	As of December 31, 2020, this joint venture has a negative value of ThUS$ (92), which is presented in Other non-current provisions.
[6]	Pavoni & C. Spa.